CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Statement of Comprehensive Income [Abstract]
Net income		$ 350,104	$ 315,075	$ 289,817
Other comprehensive income (loss), net of tax [Abstract]
Net unrealized holding gains (losses) on available-for-sale securities, net of tax of $(245), $(1,559) and $1,199		(465)	(2,713)	2,214
Schedule of Other Comprehensive Income (Loss), Cash Flow Hedges [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	[1]	(78,227)	(94,224)
Total other comprehensive income (loss)		(78,692)	(96,937)	(51,271)
Total comprehensive income		271,412	218,138	238,546
Interest Rate Contract [Member]
Schedule of Other Comprehensive Income (Loss), Cash Flow Hedges [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax		(98,682)	(70,461)	(56,287)
Commodity Contract [Member]
Schedule of Other Comprehensive Income (Loss), Cash Flow Hedges [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax		$ 20,455	$ (23,763)	$ 2,802

[1]	Utilizing an income tax rate ranging from approximately 37 percent to 39 percent based on the effective rates in each taxing jurisdiction.